Investment Properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investment Properties
Discount rate 1%	$ (3,840)	$ (6,387)	$ (4,906)
Discount rate -1%	4,589	7,821	6,118
Growth rate 1%	1,759	3,045	2,307
Growth rate -1%	(1,472)	(2,486)	(1,850)
Inflation 10%	8,171	13,296	4,296
Inflation -10%	(6,740)	(10,938)	(3,932)
Devaluation rate + 10%	(4,357)	(6,181)	(4,559)
Devaluation rate - 10%	$ 5,325	$ 7,555	$ 5,571